Significant accounting policies - Narrative (Details) € in Thousands		12 Months Ended
		Dec. 31, 2022 EUR (€) segment d reporting_unit	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 1,689	€ 2,174	€ 2,800
Revenue recognized that was included in beginning deferred revenue balance		2,100	2,800
Amortization of intangible assets	[1]	€ 136	136	373
Number of reporting units | reporting_unit		3
Number of operating segments | segment		3
Reserves restricted for dividend distribution		€ 155,200	169,300
Grant received from German government		€ 66	13,628	€ (212)
Grant
Significant Accounting Policies [Line Items]
Grant received from German government			€ 12,000
Customer Concentration Risk | Expedia | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		32.00%	25.00%	27.00%
Customer Concentration Risk | Expedia | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		49.00%	41.00%
Customer Concentration Risk | Booking Holdings | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		49.00%	54.00%	44.00%
Customer Concentration Risk | Booking Holdings | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		30.00%	31.00%
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 136	€ 136	€ 84
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 4,100	€ 5,000	€ 4,600
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Accounts receivable due, number of days | d		10
Minimum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Maximum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		90 days
Accounts receivable due, number of days | d		90
Intangible asset, useful life (in years)		7 years
Maximum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		8 years

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84